Issuance of Shares (Tables)	9 Months Ended
Sep. 30, 2025
Issuance of Shares [Abstract]
Schedule of Issuance of Shares
	Ordinary Shares#
	Ordinary Shares		Class A Ordinary Shares		Class B Ordinary Shares
	Shares	Amount (RM)	Shares	Amount (RM)	Shares	Amount (RM)
Balance as at December 31, 2024	10,800,000	1,145,780	-	-	-	-
Issuance of ordinary shares upon IPO, net	-	-	1,750,000	20,012,328	-	-
Issuance of ordinary shares	-	-	200,000	-	-	-
Re-designation of ordinary shares into Class A and Class B	(10,800,000)	(1,145,780)	8,800,000	1,145,780	2,000,000	-
Balance as at September 30, 2025	-	-	10,750,000	21,158,108	2,000,000	-